Details of Significant Accounts - Defined contribution plans (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of defined benefit plans [line items]
Percentage of monthly contribution	6.00%
Pension cost	$ 265	$ 253
Pension cost for other foreign subsidiaries	$ 121	$ 96